Expenses (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Summary of expenses

	2025 A$’000	2024 A$’000	2023 A$’000
Research and development expense
EVT-801 program costs	1,391	5,277	5,060
Cantrixil program costs	2	1	5
Paxalisib program costs	3,031	7,551	5,618
Scientific Advisory Board costs	—	—	31
Employee benefits expense - salaries & wages and staff benefits	1,761	2,161	2,250
- superannuation	34	36	29
- share based payments	172	485	702

Total research & development expense (excluding amortisation)	6,391	15,511	13,695
Amortisation
Paxalisib licensing agreement	542	1,084	1,084
Evotech licensing agreement	392	785	785

Total amortisation	934	1,869	1,869

Total research & development expense	7,325	17,380	15,564
Net foreign exchange loss
Net foreign exchange loss/(gain)	310	(20)	46
Lease
Expense relating to short term lease	59	124	152
Superannuation expense
Defined contribution superannuation expense	54	88	131
Employee benefits expense G&A
- salaries & wages and staff benefits	1,062	486	1,467
- superannuation	20	52	102
- share based payments	481	48	457

Total employee benefits expense G&A	1,563	586	2,026